Concentrations and Risks - Schedule of Concentrations and Risks (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Company A [Member]
Concentration Risk [Line Items]
Accounts payable	$ 2,287,077
Risk percentage	37.50%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Company B [Member]
Concentration Risk [Line Items]
Accounts payable	$ 728,171	$ 1,041,632
Risk percentage	11.90%	9.40%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Company C [Member]
Concentration Risk [Line Items]
Accounts payable	$ 682,011	$ 1,209,738
Risk percentage	11.20%	10.90%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Company D [Member]
Concentration Risk [Line Items]
Accounts payable		$ 2,148,353
Risk percentage		19.40%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier [Member]
Concentration Risk [Line Items]
Accounts payable	$ 3,697,259	$ 4,399,723
Risk percentage	60.60%	39.80%
Customer Concentration Risk [Member] | Company A [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Risk percentage		13.20%
Accounts receivable		$ 1,337,859,000,000
Customer Concentration Risk [Member] | Company B [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Risk percentage
Accounts receivable
Customer Concentration Risk [Member] | Company C [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Risk percentage
Accounts receivable
Customer Concentration Risk [Member] | Customer [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Risk percentage		13.20%
Accounts receivable		$ 1,337,859,000,000